Deferred share units	12 Months Ended
Dec. 31, 2023
Deferred Share Units
Deferred share units

13. Deferred share units

Effective April 21, 2020, the Board of Directors approved a Deferred Share Unit (“DSU”) Plan to grant DSUs to its directors. The DSU Plan permits the eligible directors to defer receipt of all or a portion of their retainer or compensation until termination of their services and to receive such fees in the form of cash at that time.

Upon vesting of the DSUs or termination of service as a director, the director will be able to redeem DSUs based upon the then market price of the Company’s common stock on the date of redemption in exchange for cash.

The following table summarizes the DSU activity during the years ended December 31, 2023 and 2022:

		Weighted
		average
		grant date
		fair value
	Number of	per share
	shares	(C$)

Unvested as at December 31, 2021	5,625,000	$1.03
Granted (i)	210,000	0.20
Vested (ii)(iii)	(3,125,000)	1.03
Unvested as at December 31, 2022	2,710,000	$0.97
Granted (i)	1,875,280	0.22
Vested (ii)(iii)	(3,071,826)	0.55
Unvested as at December 31, 2023	1,495,454	$0.90

(i)	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors. During the three months ended June 30, 2022, the director redeemed 2,500,000 DSUs for C$750,000, and elected to use net proceeds to subscribe for 375,000 units in the Company’s April 2022 special warrant issuance at C$0.30 per unit, with the balance of the redeemed amount payable in cash after applicable withholding tax deductions.

(ii)	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.

(iii)	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.

(iv)	On April 21, 2023, 1,250,000 DSUs for one of the Company’s Directors vested.

(v)	On July 1, 2023, 210,000 DSUs for one of the Company’s Directors vested.

The vesting of DSU’s during the year ended December 31, 2023, resulted in a recovery of stock-based compensation of $4,416 (a stock-based recovery of $282,967 for the year ended December 31, 2022). The fair value of each DSU is $0.08 as of December 31, 2023 and $0.13 as of December 31, 2022.